Financial Instruments and Risk Management - Market Risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Financial Assets And Liabilities [Line Items]
Unrealized mark to market loss (gain) (note 24)	$ (150,000,000)	$ 56,000,000
Line of credit, maximum borrowing capacity	4,900,000,000
Hedged item, liabilities			$ 500
Long-term debt	4,114,000,000	5,240,000,000	1,637	$ 2,687
Tax relating to cash flow hedges	(5,000,000)	0
Hedges of net investment in foreign operations [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial instruments designated as hedging instruments, at fair value			2,700	$ 2,700
Gains (losses) on hedges of net investments in foreign operations, net of tax	(262,000,000)	243,000,000
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	41,000,000	38,000,000
Interest rate swap contract [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	(3,000,000)
Gains (losses) recognised in other comprehensive income on financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	11,000,000	0
Two Point Nine Nine Nine Percent Swap [Member] | Interest rate swap contract [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount			250
Financial instruments designated as hedging instruments, at fair value	(7,000,000)
Syndicated Bank Facilities [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Line of credit, maximum borrowing capacity	4,000,000,000
Three Point Zero Percent Swap [Member] | Interest rate swap contract [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Notional amount			$ 250
Financial instruments designated as hedging instruments, at fair value	(7,000,000)
Cost | Unwound interest rate swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Reserve of cash flow hedges	13,000,000	15,000,000
Tax relating to cash flow hedges	4,000,000	5,000,000
Amortization of the accrued gain upon settlement of derivative	$ 2,000,000	$ 2,000,000
Fixed interest rate [member] | Two Point Nine Nine Nine Percent Swap [Member] | Interest rate swap contract [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Interest rate, weighted average	2.999%		2.999%
Fixed interest rate [member] | Three Point Zero Percent Swap [Member] | Interest rate swap contract [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Interest rate, weighted average	3.00%		3.00%